Provisions - Analysis of changes in exposures - Confirmed foreign letters of credit (Details) - Confirmed foreign letters of credit $ in Millions	12 Months Ended
Dec. 31, 2018 CLP ($)
Contingencies and Commitments
Exposure as at beginning of period	$ 64,970
Total	56,764
12-month expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Total	56,764
Gross Balance
Contingencies and Commitments
Exposure as at beginning of period	64,970
Net change on exposures	(15,447)
Foreign exchange adjustments	7,241
Total	56,764
Gross Balance | 12-month expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Exposure as at beginning of period	64,970
Net change on exposures	(15,455)
Foreign exchange adjustments	7,249
Total	56,764
Gross Balance | Lifetime expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Net change on exposures	8
Foreign exchange adjustments	(8)
Accumulated Amortization
Contingencies and Commitments
Exposure as at beginning of period	23
Net change on exposures	3
Foreign exchange adjustments	3
Total	29
Accumulated Amortization | 12-month expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Exposure as at beginning of period	23
Net change on exposures	3
Foreign exchange adjustments	3
Total	$ 29